Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Profit or loss [abstract]
Revenue	$ 3,924,983	$ 1,932,128	$ 156,066
Cost of finished cannabis inventory sold (Note 6)	(2,935,934)	(1,889,229)	(151,663)
Gross profit, excluding fair value items	989,049	42,899	4,403
Realized fair value amounts included in inventory sold	(622,804)	(997,744)
Unrealized fair value gain on growth of biological assets (Note 5)	486,354	541,352	985,515
Gross profit (loss)	852,599	(413,493)	989,918
Expenses
Accretion expense (Notes 11 and 12)	153,195	317,827	33,191
Amortization of intangible assets	31,373	18,762
Amortization of property and equipment (Note 7)	63,295	460,046	45,926
General and administrative (Notes 22 and 24)	4,660,675	2,707,886	1,049,655
Equity based compensation (Notes 13 and 19)	113,227	1,049,595
Transaction costs (Note 2)	3,453,790
Total expenses	8,475,555	4,554,116	1,128,772
Loss from operations	(7,622,956)	(4,967,609)	(138,854)
Interest expense (Notes 10, 11, and 12)	(245,549)	(965,285)	(163,543)
Other income	16,733
Finance charge expense (Note 14)		(1,510,489)
Gain/(Loss) on derecognition of derivative liability (Note 11)	39,500	(57,500)
Loss on disposal of property and equipment	(70,403)	(9,103)
Acquisition costs (Note 27)	(126,202)
Impairment of technology license (Note 13)	(1,574,761)
Debt issuance costs (Note 12)	(10,165)
Change in fair value of derivative liability (Note 12)	121,811
Loss on debt settlement (Note 14)	(4,942)
Net Loss	(9,476,934)	(7,509,986)	(302,397)
Other Comprehensive Income
Currency translation adjustment	121,920
Comprehensive Loss	$ (9,355,014)	$ (7,509,986)	$ (302,397)
Loss per Share - basic and diluted	$ (0.13)	$ (0.22)	$ (0.01)
Weighted Average Number of Common Shares Outstanding - basic and diluted	70,928,833	33,437,503	22,432,446
Net Loss Attributable to:
Non-controlling Interest	$ (176,712)
Equity shareholders of the Company	(9,300,222)	(7,509,986)	(302,397)
Net loss	(9,476,934)	(7,509,986)	(302,397)
Comprehensive Loss Attributable to:
Non-controlling Interest	(176,712)
Equity shareholders of the company	(9,178,302)	(7,509,986)	(302,397)
Comprehensive Loss	$ (9,355,014)	$ (7,509,986)	$ (302,397)